ACCRUED WARRANTY COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCRUED WARRANTY COSTS
Beginning balance	$ 65,193	$ 54,644	$ 40,605
Warranty provision	9,817	15,876	18,570
Warranty costs incurred	(13,663)	(3,872)	(2,996)
Foreign exchange effect	(208)	(1,455)	(1,535)
Ending balance	$ 61,139	$ 65,193	$ 54,644